Distribution of Tax Charge by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax Charge	$ 6,115	$ 5,653	$ 10,375
Central Laboratory
Income Taxes [Line Items]
Tax Charge	(175)	(2,858)	610
Clinical Research
Income Taxes [Line Items]
Tax Charge	$ 6,290	$ 8,511	$ 9,765